Document and Entity Information	Jan. 16, 2022
Cover [Abstract]
Entity Registrant Name	EMERSON RADIO CORP
Amendment Flag	false
Entity Central Index Key	0000032621
Document Type	8-K
Document Period End Date	Jan. 16, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-07731
Entity Tax Identification Number	22-3285224
Entity Address, Address Line One	35 Waterview Blvd.
Entity Address, Address Line Two	Suite 140
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	(973)
Local Phone Number	428-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	MSN
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false